SUPPLEMENTAL CASH FLOW INFORMATION - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flow Statement [Abstract]
Cash outflows for lease contracts	$ 102	$ 160